Provisions - Rollforward of provisions (Details) $ in Millions	6 Months Ended
Jun. 30, 2019 USD ($)
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	$ 2,920
Other provisions, ending balance	3,025
Provisions (excluding contractual commitments)
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	2,403
Additions	1,110
Amounts utilised	(659)
Unused amounts reversed	(164)
Exchange and other movements	(140)
Other provisions, ending balance	2,550
Restructuring costs
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	130
Additions	224
Amounts utilised	(148)
Unused amounts reversed	(21)
Exchange and other movements	(15)
Other provisions, ending balance	170
Legal proceedings and regulatory matters
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	1,128
Additions	99
Amounts utilised	(80)
Unused amounts reversed	(30)
Exchange and other movements	10
Other provisions, ending balance	1,127
Customer remediation
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	788
Additions	687
Amounts utilised	(389)
Unused amounts reversed	(35)
Exchange and other movements	(4)
Other provisions, ending balance	1,047
Other provisions
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	357
Additions	100
Amounts utilised	(42)
Unused amounts reversed	(78)
Exchange and other movements	(131)
Other provisions, ending balance	206
Contractual commitments
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	517
Net change in expected credit loss provision and other movements	(42)
Other provisions, ending balance	$ 475